Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	2023	2022
	USD	USD

Trade receivables	5,629,350	8,279,582
Other receivables	777,972	1,117,162
Advances paid for content and service providers	384,601	1,745,561
Prepayments	229,508	113,036
Other financial assets (1)	536	17,947
Allowance for estimated credit losses	(732,199)	(951,455)
	6,289,768	10,321,833
(1)	The Group reclassified its bank balances in Lebanese Pounds equivalent of USD 536 (2022: USD 17,947) to other financial assets due to significant devaluation of Lebanese Pounds against US Dollar caused by the ongoing political and economic situation in Lebanon. Refer to note 29.

Schedule of Movement of Allowance for Estimated Credit Losses	The movement of allowance for estimated credit losses during the year is as follows:
Amount
USD

As at January 1, 2022	235,164
Provision for expected credit losses expense (note 8)	716,291
At December 31, 2022	951,455

Reversal of expected credit loss provision	(219,256)
As at December 31, 2023	732,199

Schedule of Ageing Analysis of Unimpaired Trade Receivables	At December 31, 2023 and 2022, the ageing analysis of unimpaired trade receivables is as follows:
		Neither past due	Past due but not impaired
	Total	nor impaired	30-60 days	60-90 days	90-120 days	>120 days
	USD	USD	USD	USD	USD	USD

2023	4,897,151	3,932,860	403,496	370,898	148,750	41,147
2022	7,328,127	5,452,577	612,213	788,516	77,116	397,705